Sensitivity analysis: (Details) $ in Millions	Dec. 31, 2021 ARS ($)
Obligation	$ 1,234
Variation	$ 106
Percent	9.00%
Obligation	$ 1,038
Variation	$ (90)
Percent	8.00%
Obligation	$ 1,034
Variation	$ (94)
Percent	8.00%
Obligation	$ 1,237
Variation	$ 109
Percent	9.00%